Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2015
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000356134
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	faf
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
First American Prime Obligations Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	rr_RiskHeading	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

First American Prime Obligations Fund | Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	rr_RiskHeading	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

First American Prime Obligations Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	This information supplements the First American Money Market Funds Class I Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	rr_RiskHeading	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 3 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

First American Prime Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	rr_RiskHeading	The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

First American Prime Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Risk [Heading]	rr_RiskHeading	The section entitled “Principal Risks – Repurchase Agreement Risk” with respect to Prime Obligations Fund on page 6 of the Prospectus is replaced by the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

First American Prime Obligations Fund | Institutional Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
First American Government Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.
Expense [Heading]	rr_ExpenseHeading

Information regarding fees and expenses with respect to Government Obligations Fund, which is set forth in the Prospectus under the heading “Fund Summaries – Fees and Expenses” on page 1, is replaced by the following:

Fees and Expenses

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	Class Z

Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.18%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The advisor has contractually agreed to waive fees and reimburse other fund expenses through April 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	73
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 311

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through April 1, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after April 1, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.